Award Timing Disclosure	12 Months Ended
	Jun. 30, 2024	May 03, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The equity grant approach discussed above is used by the Compensation Committee in order to best help ensure that grants are made only during an open window, and after the release of the Company’s material non-public information regarding its most recently completed fiscal quarter. This grant timing is used in order to provide for a routine and regular grant practice regarding the NEOs' and directors’ equity awards, but to clearly have such awards granted after the release of such recently completed fiscal quarter information. In this sense, the Compensation Committee is mindful of the existence of material non-public information about the prior fiscal quarter but is neutral with respect to the existence (or lack thereof) of other material non-public information, when making each of the types of awards discussed. Otherwise, the Compensation Committee does not factor any material non-public information into its design and approval of the terms of such equity awards discussed. Including for grants made during fiscal year 2024, we do not time the disclosure of material non-public information for purposes of affecting the value of executive compensation or director compensation.

Award Timing Method
The equity grant approach discussed above is used by the Compensation Committee in order to best help ensure that grants are made only during an open window, and after the release of the Company’s material non-public information regarding its most recently completed fiscal quarter. This grant timing is used in order to provide for a routine and regular grant practice regarding the NEOs' and directors’ equity awards, but to clearly have such awards granted after the release of such recently completed fiscal quarter information. In this sense, the Compensation Committee is mindful of the existence of material non-public information about the prior fiscal quarter but is neutral with respect to the existence (or lack thereof) of other material non-public information, when making each of the types of awards discussed. Otherwise, the Compensation Committee does not factor any material non-public information into its design and approval of the terms of such equity awards discussed. Including for grants made during fiscal year 2024, we do not time the disclosure of material non-public information for purposes of affecting the value of executive compensation or director compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The equity grant approach discussed above is used by the Compensation Committee in order to best help ensure that grants are made only during an open window, and after the release of the Company’s material non-public information regarding its most recently completed fiscal quarter. This grant timing is used in order to provide for a routine and regular grant practice regarding the NEOs' and directors’ equity awards, but to clearly have such awards granted after the release of such recently completed fiscal quarter information. In this sense, the Compensation Committee is mindful of the existence of material non-public information about the prior fiscal quarter but is neutral with respect to the existence (or lack thereof) of other material non-public information, when making each of the types of awards discussed. Otherwise, the Compensation Committee does not factor any material non-public information into its design and approval of the terms of such equity awards discussed. Including for grants made during fiscal year 2024, we do not time the disclosure of material non-public information for purposes of affecting the value of executive compensation or director compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic
					information
(a)	(b)	(c)	(d)	(e)	(f)
Charles Liang	N/A	N/A	N/A	N/A	N/A
David Weigand	May 3, 2024	62,550	$78.27	$48.42	4.7%
Don Clegg	May 3, 2024	54,210	$78.27	$48.42	4.7%
George Kao	N/A	N/A	N/A	N/A	N/A

David Weigand [Member]
Awards Close in Time to MNPI Disclosures
Name		David Weigand
Underlying Securities | shares		62,550
Exercise Price | $ / shares		$ 78.27
Fair Value as of Grant Date | $		$ 48.42
Underlying Security Market Price Change		0.047
Don Clegg [Member]
Awards Close in Time to MNPI Disclosures
Name		Don Clegg
Underlying Securities | shares		54,210
Exercise Price | $ / shares		$ 78.27
Fair Value as of Grant Date | $		$ 48.42
Underlying Security Market Price Change		0.047